EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2016
EMPLOYEE BENEFIT PLANS
Schedule of funded status of the plans and the amounts recognized in the consolidated balance sheets

The following table sets forth the funded status of the plans for Venator and the amounts recognized in the combined balance sheets at December 31, 2016 and 2015 (dollars in millions):

			Other
	Defined Benefit		Postretirement
	Plans		Benefit Plans
	2016	2015	2016	2015
Change in benefit obligation
Benefit obligation at beginning of year	$1,037	$1,144	$5	$8
Service cost	4	6	—	—
Interest cost	31	35	1	—
Actuarial (gain) loss	184	(31)	—	—
Acquisitions/disposals	1	6	—	—
Gross benefits paid	(48)	(50)	(1)	—
Plan amendments	—	4	(2)	(2)
Exchange rates	(156)	(75)	—	(1)
Curtailments	—	(4)	—	—
Special termination benefits	—	2	—	—
Benefit obligation at end of year	$1,053	$1,037	$3	$5
Change in plan assets
Fair value of plan assets at beginning of year	$805	$866	$—	$—
Actual return on plan assets	147	2	—	—
Employer contribution	22	37	1	—
Gross benefits paid	(48)	(50)	(1)	—
Acquisitions/disposals	—	—	—	—
Exchange rates	(136)	(50)	—	—
Fair value of plan assets at end of year	$790	$805	$—	$—
Funded status
Fair value of plan assets	$790	$805	$—	$—
Benefit obligation	(1,053)	(1,037)	(3)	(5)
Accrued benefit cost	$(263)	$(232)	$(3)	$(5)
Amounts recognized in balance sheet:
Noncurrent asset	$4	$2	$—	$—
Current liability	(1)	(1)	—	—
Noncurrent liability	(266)	(233)	(3)	(5)
Total	$(263)	$(232)	$(3)	$(5)
Amounts recognized in accumulated other comprehensive loss:
Net actuarial loss (gain)	$335	$268	$(3)	$(3)
Prior service cost (credit)	8	9	(3)	(1)
Total	$343	$277	$(6)	$(4)

Schedule of amounts recognized in accumulated other comprehensive loss

The amounts in accumulated other comprehensive (loss) income that are expected to be recognized as components of net periodic benefit cost during the next fiscal year are as follows (dollars in millions):

		Other
	Defined	Postretirement
	Benefit Plans	Benefit Plans
Actuarial loss	$15	$1
Prior service credit	1	(3)
Total	$16	$(2)

Components of the net periodic benefit costs

Components of net periodic benefit costs for the years ended December 31, 2016, 2015 and 2014 were as follows (dollars in millions):

	Defined
	Benefit Plans
	2016	2015	2014
Service cost	$4	$6	$3
Interest cost	31	35	36
Expected return on plan assets	(39)	(51)	(44)
Amortization of actuarial loss	10	9	11
Amortization of prior service cost	1	1	1
Special termination benefit	—	2	—
Net periodic benefit cost	$7	$2	$7

Other
Postretirement
Benefit Plans
	2016	2015	2014
Service cost	$—	$—	$—
Interest cost	—	—	—
Net periodic benefit cost	$—	$—	$—

Schedule of amounts recognized in net periodic benefit cost and other comprehensive (loss) income

The amounts recognized in net periodic benefit cost and other comprehensive (loss) income as of December 31, 2016, 2015 and 2014 were as follows (dollars in millions):

	Defined
	Benefit Plans
	2016	2015	2014
Current year actuarial loss	$86	$11	$37
Amortization of actuarial loss	(11)	(11)	(11)
Current year prior service cost	—	9	—
Amortization of prior service credits	(1)	(1)	(1)
Disposals	—	—	—
Total recognized in other comprehensive (loss) income	74	8	25
Amount related to discontinued operations	(8)	4	(27)
Total recognized in other comprehensive income (loss) from continuing operations	66	12	(2)
Net periodic benefit cost	7	2	7
Total recognized in net periodic benefit cost and other comprehensive income	$81	$10	$32

	Other
	Postretirement
	Benefit Plans
	2016	2015	2014
Current year actuarial loss	$—	$—	$1
Current year prior service credits	(2)	(2)	—
Total recognized in other comprehensive (loss) income	(2)	(2)	1
Net periodic benefit cost	—	—	—
Total recognized in net periodic benefit cost and other comprehensive income	$(2)	$(2)	$1

Schedule of weighted-average assumptions used to determine the projected benefit obligation and the net periodic pension cost

The following weighted‑average assumptions were used to determine the projected benefit obligation at the measurement date and the net periodic pension cost for the year:

	Defined
	Benefit Plans
	2016	2015	2014
Projected benefit obligation:
Discount rate	2.28%	3.27%	3.12%
Rate of compensation increase	3.79%	3.24%	3.66%
Net periodic pension cost:
Discount rate	3.27%	3.12%	4.40%
Rate of compensation increase	3.24%	3.66%	4.20%
Expected return on plan assets	5.22%	5.99%	6.24%

	Other
	Postretirement
	Benefit Plans
	2016	2015	2014
Projected benefit obligation:
Discount rate	3.72%	6.94%	5.65%
Net periodic pension cost:
Discount rate	6.94%	5.65%	6.59%

Schedule of projected benefit obligation and fair value of plan assets for the defined benefit plans with projected benefit obligations in excess of fair value of plan assets

The projected benefit obligation and fair value of plan assets for the defined benefit plans with projected benefit obligations in excess of plan assets as were as follows (dollars in millions):

	December 31,
	2016	2015
Projected benefit obligation	$1,033	$1,012
Fair value of plan assets	766	779

Schedule of defined benefit plans with an accumulated benefit obligation in excess of fair value of plan assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the defined benefit plans with an accumulated benefit obligation in excess of plan assets as of December 31, 2016 and 2015 were as follows (dollars in millions):

	December 31,
	2016	2015
Projected benefit obligation	$1,033	$323
Accumulated benefit obligation	986	309
Fair value of plan assets	766	121

Schedule of expected future contributions and benefit payments

Expected future contributions and benefit payments are as follows (dollars in millions):

		Other
	Defined	Postretirement
	Benefit Plans	Benefit Plans
2017 expected employer contributions:
To plan trusts	$21	$—
Expected benefit payments:
2017	36	—
2018	36	—
2019	37	—
2020	39	—
2021	40	—
2022 - 2026	217	1

Schedule of plan assets measured at fair value on a recurring basis

The following plan assets are measured at fair value on a recurring basis (dollars in millions):

		Fair Value
		Amounts Using	Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
Asset Category	2016	(Level 1)	(Level 2)	(Level 3)
Pension plans:
Equities	$212	$206	$6	$—
Fixed income	542	40	496	6
Real estate/other	32	—	5	27
Cash and cash equivalents	4	4	—	—
Total pension plan assets	$790	$250	$507	$33

		Fair Value
		Amounts Using	Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
Asset Category	2015	(Level 1)	(Level 2)	(Level 3)
Pension plans:
Equities	$213	$204	$9	$—
Fixed income	565	37	528	—
Real estate/other	20	—	12	8
Cash and cash equivalents	7	2	5	—
Total pension plan assets	$805	$243	$554	$8

Schedule of asset allocation for pension plans and the target allocation, by asset category

	Target	Allocation at	Allocation at
	allocation	December 31,	December 31,
Asset category	2017	2016	2015
Pension plans:
Equities	27%	27%	26%
Fixed income	68%	69%	70%
Real estate/other	5%	4%	3%
Cash	—	—	1%
Total pension plans	100%	100%	100%

Real Estate/Other
EMPLOYEE BENEFIT PLANS
Schedule of reconciliation of the beginning and ending balances of plan assets measured at fair value using unobservable inputs (level 3)

	Real Estate/
	Other
	Year ended
	December 31,
	2016	2015
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Balance at the beginning of the period	$8	$9
Return on pension plan assets	—	(1)
Purchases, sales and settlements	19	—
Transfers (out of) into Level 3	—	—
Disposals	—	—
Balance at the end of the period	$27	$8

Fixed income
EMPLOYEE BENEFIT PLANS
Schedule of reconciliation of the beginning and ending balances of plan assets measured at fair value using unobservable inputs (level 3)

	Fixed Income
	Year ended
	December 31,
	2016	2015
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Balance at the beginning of the period	$—	$—
Return on pension plan assets	—	—
Purchases, sales and settlements	6	—
Transfers (out of) into Level 3	—	—
Balance at the end of the period	$6	$—